Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Detailed Information About Borrowings Explanatory
USD m 30.6.22 31.3.22 31.12.21
Short-term

debt

31,525 37,539 43,098
Senior unsecured debt other than TLAC 20,109 21,632 23,328
of which: issued by UBS AG with original maturity greater than one year

20,099 21,619 23,307
Covered bonds 0 1,351 1,389
Subordinated debt 5,008 5,056 5,163
of which: low-trigger

loss-absorbing

tier 2 capital instruments
2,471 2,507 2,596
of which: non-Basel

III-compliant

tier 2 capital instruments
538 543 547
Debt issued through the Swiss central mortgage institutions 9,177 9,435 9,454
Long-term

debt

34,294 37,474 39,334
Total debt issued measured at amortized cost

65,820 75,013 82,432
1 Debt with an original contractual maturity of less than

one year, mainly consisting of certificates of deposit and commercial paper.

2 Based on original contractual maturity without considering any early redemption
features. As

of 30 June 2022,
100
%

of the

balance was

unsecured (31 March 2022:
100
%;

31 December

2021:

%).

3 Debt

with an

original contractual

maturity greater

than or

equal to

one year.

The
classification of debt

issued into

short-term

and long-term

does not consider

any early redempti

on features.

4 Net of

bifurcated embedded

derivatives, the

fair value of

which was

not material

for the

periods
presented.